Participative shareholders’ debentures	6 Months Ended
Jun. 30, 2024
Participative Shareholders Debentures
Participative shareholders’ debentures

20. Participative shareholders’ debentures

	Financial result
	Average price (R$)		Three-month period ended June 30,		Six-month period ended June 30,		Liabilities
	2024	2023	2024	2023	2024	2023	June 30, 2024	December 31, 2023
Participative shareholders’ debentures	35.06	31.35	(241)	321	(77)	274	2,451	2,874

On April 1st, 2024, the Company made available for withdrawal as remuneration the amount of US$149 for the second semester of 2023 (2023: US$127 for the second semester of 2022).